SCHEDULE OF DEFERRED TAX ASSETS (Details) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Noncontrolling Interest [Abstract]
Net operating loss carry forwards.						$ 386,820	$ 212,665
Stock/options issued for services						10,353	177,860
Allowance for doubtful accounts							9,252
Valuation allowance						(397,173)	(399,776)
Total
Federal statutory income tax						(184,509)	(106,642)
State and local income taxes
Deferred tax assets valuation allowance						184,509	106,642
Income tax expense benefit